Other comprehensive income (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Composition of accumulated other comprehensive income/(loss)
Balance	¥ 204,486		¥ 84,660	¥ 60,867
Balance	245,572	$ 38,535	204,486	84,660
Foreign currency translation adjustments
Composition of accumulated other comprehensive income/(loss)
Balance	(3,548)		4,108	3,358
Other comprehensive income/(loss)	(2,542)		(7,656)	750
Balance	(6,090)		(3,548)	4,108
Net unrealized gains/(losses) on available-for-sale securities
Composition of accumulated other comprehensive income/(loss)
Balance			55	1
Other comprehensive income/(loss)			(55)	54
Balance				55
Accumulated other comprehensive income/(loss)
Composition of accumulated other comprehensive income/(loss)
Balance	(3,548)		4,163	3,359
Other comprehensive income/(loss)	(2,542)		(7,711)	804
Balance	¥ (6,090)		¥ (3,548)	¥ 4,163